Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	2023 ETF Series Trust II
Entity Central Index Key	0001981627
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000254840
Shareholder Report [Line Items]
Fund Name	GMO International Quality ETF
Trading Symbol	QLTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Quality ETF for the period of October 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.60%
AssetsNet	$ 4,570,337
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	2.00%
Holdings [Text Block]

Industry Group Summary

% of Investments

Pharmaceuticals, Biotechnology & Life Sciences	13.6
Food, Beverage & Tobacco	13.4
Capital Goods	12.0
Household & Personal Products	11.3
Semiconductors & Semiconductor Equipment	10.7
Consumer Services	8.7
Software & Services	7.2
Materials	5.7
Consumer Durables & Apparel	5.2
Consumer Discretionary Distribution & Retail	4.2
Health Care Equipment & Services	3.6
Commercial & Professional Services	2.0
Transportation	1.9
Other (less than 1%)	0.5

Country/Region Summary

% of Investments

France	21.8
United Kingdom	16.1
Switzerland	12.0
Spain	8.8
Germany	7.8
Japan	6.0
Taiwan	5.3
Ireland	4.5
Netherlands	4.1
Denmark	3.9
Sweden	2.2
Finland	2.1
Australia	2.0
Mexico	1.8
Italy	1.2
Other (each less than 1%)	0.4

C000254841
Shareholder Report [Line Items]
Fund Name	GMO International Value ETF
Trading Symbol	GMOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Value ETF for the period of October 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.60%
AssetsNet	$ 40,293,790
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Industry Group Summary

% of Investments

Banks	21.5
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Capital Goods	9.9
Energy	9.2
Insurance	7.6
Automobiles & Components	7.3
Materials	7.0
Telecommunication Services	4.5
Financial Services	4.0
Real Estate Management & Development	2.7
Consumer Staples Distribution & Retail	2.5
Transportation	2.4
Consumer Durables & Apparel	1.7
Food, Beverage & Tobacco	1.7
Technology Hardware & Equipment	1.4
Other (less than 1%)	3.3

Country/Region Summary

% of Investments

Japan	19.7
Canada	13.5
France	11.1
United Kingdom	10.6
Switzerland	8.7
Germany	4.8
Spain	4.8
Australia	4.7
Netherlands	4.5
Italy	4.5
Hong Kong	3.6
Singapore	1.7
Belgium	1.7
Finland	1.5
Norway	1.2
Sweden	1.2
Other (each less than 1%)	2.2

C000254843
Shareholder Report [Line Items]
Fund Name	GMO U.S. Value ETF
Trading Symbol	GMOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Value ETF for the period of October 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO U.S. Value ETF	$9	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through December 31, 2024. The costs would have been higher had the Fund operated the full six month period.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.50%
AssetsNet	$ 27,360,712
Holdings Count | Holding	151
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,360,712
# of Portfolio Holdings	151
Portfolio Turnover Rate	10%

Holdings [Text Block]

Industry Group Summary

% of Investments

Financial Services	13.9
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Banks	10.2
Energy	7.8
Health Care Equipment & Services	7.3
Media & Entertainment	6.3
Technology Hardware & Equipment	5.9
Capital Goods	4.4
Consumer Durables & Apparel	4.2
Software & Services	3.9
Automobiles & Components	3.5
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	3.2
Insurance	2.8
Semiconductors & Semiconductor Equipment	2.8
Telecommunication Services	2.4
Materials	2.3
Consumer Staples Distribution & Retail	2.0
Equity Real Estate Investment Trusts (REITs)	1.3
Other (less than 1%)	1.9

C000246461
Shareholder Report [Line Items]
Fund Name	GMO U.S. Quality ETF
Trading Symbol	QLTY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Quality ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,429,287,711
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,429,287,711
# of Portfolio Holdings	35
Portfolio Turnover Rate	6%

Holdings [Text Block]

Industry Group Summary

% of Investments

Software & Services	17.5
Health Care Equipment & Services	15.3
Semiconductors & Semiconductor Equipment	12.0
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Media & Entertainment	9.4
Technology Hardware & Equipment	5.9
Food, Beverage & Tobacco	5.7
Consumer Services	5.2
Banks	4.4
Consumer Discretionary Distribution & Retail	4.0
Capital Goods	3.8
Financial Services	3.5
Household & Personal Products	3.2
Other (less than 1%)	0.4